Annual Operating Expenses - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Technology Portfolio - VIP Technology Portfolio - Service Class 2	Apr. 30, 2025
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[1]
Total annual operating expenses	0.82%

[1]	AAdjusted to reflect current fees.